Litigation	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Litigation
(14) Litigation
From time to time, the Company is involved in litigation or legislative rulemaking proceedings relating to its operations in the normal course of business. As of December 31, 2025, the Company does not believe that it is involved in any pending proceedings material to the Company’s operations.